VARIABLE INTEREST ENTITY (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Jun. 07, 2022
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Disposal group including discontinued operation, consideration
Disposal group including discontinued operation other , Income	$ 3
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Equity method investment, ownership percentage		100.00%